Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–155.40%(a)
California–148.66%
ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare);
Series 2012 A, RB	5.00%	08/01/2027	$ 1,000	$ 1,079,460
Series 2014 A, RB	5.00%	08/01/2043	2,000	2,229,060
Alhambra (City of), CA (Atherton Baptist Homes);
Series 2010 A, RB (b)(c)	7.50%	01/01/2020	1,335	1,341,715
Series 2010 A, RB (b)(c)	7.62%	01/01/2020	750	753,840
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2035	1,120	760,648
Series 2009 B, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2036	1,805	1,186,914
Anaheim City School District (Election of 2002); Series 2007, GO Bonds (INS -NATL)(d)(e)	0.00%	08/01/2024	4,970	4,600,977
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB (f)	5.00%	04/01/2056	6,600	7,852,614
Series 2017, Ref. RB	4.00%	04/01/2037	3,365	3,803,998
Series 2017, Ref. RB	4.00%	04/01/2049	1,240	1,362,053
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/2034	3,500	3,902,780
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds (e)	0.00%	08/01/2026	1,245	1,120,786
Series 2009, GO Bonds (e)	0.00%	08/01/2028	3,000	2,567,340
Series 2009, GO Bonds (e)	0.00%	08/01/2031	2,010	1,565,509
Series 2009, GO Bonds (e)	0.00%	08/01/2032	430	324,087
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS -AGM)(d)	5.50%	08/01/2020	1,405	1,410,086
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (e)	0.00%	06/01/2055	22,950	1,384,344
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006, RB (g)	5.70%	06/01/2046	1,970	1,982,923
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB (e)	0.00%	06/01/2046	10,000	2,109,800
California (State of);
Series 2004 A1, VRD GO Bonds (LOC - Citibank N.A.)(h)(i)	0.41%	05/01/2034	10,025	10,025,000
Series 2004 B1, VRD GO Bonds (LOC - Bank Of Montreal)(h)(i)	0.42%	05/01/2033	1,900	1,900,000
Series 2004 B1, VRD GO Bonds (LOC - U.S. Bank N.A.)(h)(i)	0.60%	05/01/2033	1,500	1,500,000
Series 2004 B1, VRD GO Bonds (LOC - Citibank N.A.)(h)(i)	0.41%	05/01/2034	9,220	9,220,000
Series 2010, GO Bonds	5.50%	03/01/2040	5,955	6,018,063
Series 2010, GO Bonds	5.25%	11/01/2040	4,340	4,503,184
Series 2011, GO Bonds	5.00%	09/01/2032	3,050	3,255,143
Series 2011, GO Bonds	5.00%	10/01/2041	3,500	3,746,505
Series 2012, GO Bonds	5.00%	04/01/2042	4,000	4,343,680
Series 2012, Ref. GO Bonds	5.25%	02/01/2030	2,210	2,404,789
Series 2013, GO Bonds	5.00%	04/01/2037	11,080	12,401,290
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	5,000	5,741,450
Series 2016, GO Bonds (f)	5.00%	09/01/2045	6,600	7,844,034
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	2,630	3,173,279
California (State of) (Green Bonds); Series 2014, GO Bonds	5.00%	10/01/2037	1,755	2,051,068
California (State of) Community College Financing Authority (Orange Coast Properties LLC- Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,565,862
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (j)	5.00%	04/01/2049	4,145	4,608,162
California (State of) Department of Water Resources (Central Valley); Series 2012 AN, RB (b)(c)	5.00%	12/01/2022	1,600	1,794,896
California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	3,013,200
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	$ 2,180	$ 2,508,875
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,861,747
California (State of) Educational Facilities Authority (Pitzer College);
Series 2009, RB (b)(c)	5.38%	04/01/2020	2,000	2,029,260
Series 2009, RB (b)(c)	6.00%	04/01/2020	1,000	1,016,640
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB (f)	5.25%	04/01/2040	8,940	13,347,778
California (State of) Health Facilities Financing Authority; Series 2019, RB	5.00%	11/15/2049	3,310	3,913,876
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles);
Series 2010, RB (b)(c)	5.25%	07/01/2020	5,050	5,173,573
Series 2017 A, Ref. RB	5.00%	08/15/2047	3,285	3,844,698
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford);
Series 2012, RB (f)	5.00%	08/15/2051	12,000	12,905,520
Series 2017, RB	4.00%	11/15/2047	1,090	1,186,716
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	5,000	5,593,800
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB (b)(c)	5.25%	11/15/2021	4,000	4,330,680
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2011 B, RB (b)(c)	5.50%	08/15/2020	3,500	3,610,775
Series 2012-XM0481, RB (f)	5.25%	08/15/2031	10,000	10,692,400
California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	3,294	3,845,576
California (State of) Housing Finance Agency (Verdant at Green Valley); Series 2019 A, RB (j)	5.00%	08/01/2049	2,640	2,987,556
California (State of) Municipal Finance Authority (Albert Einstein Academies); Series 2013, RB	6.75%	08/01/2033	1,555	1,726,019
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,250	2,547,180
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB (j)	5.00%	06/01/2038	560	653,946
Series 2018 A, RB (j)	5.00%	06/01/2048	1,340	1,539,097
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB (j)	5.00%	11/01/2046	1,200	1,355,160
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 A, RB	5.25%	08/15/2049	3,700	4,113,697
California (State of) Municipal Finance Authority (Caritas Projects); Series 2017 A, Ref. RB	4.00%	08/15/2042	2,055	2,162,024
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2043	3,350	3,984,523
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2042	375	436,354
Series 2017 A, Ref. RB	5.00%	02/01/2047	3,620	4,185,263
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB (b)(c)	5.75%	07/01/2020	3,850	3,955,297
Series 2017 A, Ref. RB	5.00%	07/01/2047	1,500	1,728,540
California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,305	3,858,720
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (k)	5.00%	12/31/2038	3,995	4,733,715
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2039	1,200	1,417,176
California (State of) Municipal Finance Authority (Orange County Civic Center); Series 2017 A, RB (f)	5.00%	06/01/2042	10,380	12,386,765
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB (j)	5.00%	07/01/2049	1,200	1,347,480
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2040	1,150	1,271,590
California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS -Cal-Mortgage)(d)	5.00%	07/01/2049	1,250	1,529,763
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB	5.00%	05/15/2049	2,840	3,406,097
Series 2019, RB	5.00%	05/15/2052	2,375	2,838,742
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB (k)	4.00%	07/15/2029	$ 2,625	$ 2,980,714
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	1,150	1,351,066
California (State of) Municipal Finance Authority (William Jessup University);
Series 2019, Ref. RB	5.00%	08/01/2039	500	572,925
Series 2019, Ref. RB	5.00%	08/01/2048	2,700	3,048,327
California (State of) Pollution Control Finance Authority;
Series 2012, RB (j)(k)	5.00%	07/01/2027	2,500	2,715,775
Series 2012, RB (j)(k)	5.00%	07/01/2037	6,000	6,417,360
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/2040	5,000	5,100,350
California (State of) Public Finance Authority (Sharp HealthCare); Series 2017 B, VRD RB (LOC - Barclays Bank PLC)(h)(i)	0.45%	08/01/2052	1,500	1,500,000
California (State of) Public Works Board (Judicial Council); Series 2013 A, RB	5.00%	03/01/2038	5,450	6,030,697
California (State of) Public Works Board (Various Capital); Series 2012 G, Ref. RB	5.00%	11/01/2032	1,500	1,656,570
California (State of) Public Works Board (Various State Universities);
Series 2013 H, RB (b)(c)	5.00%	09/01/2023	8,345	9,608,600
Series 2013 H, RB (b)(c)	5.00%	09/01/2023	2,000	2,302,840
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	2,000	2,267,620
Series 2015, RB (j)	5.00%	07/01/2045	2,635	2,930,225
California (State of) School Finance Authority (Aspire Public Schools);
Series 2015 A, Ref. RB (j)	5.00%	08/01/2045	600	666,096
Series 2016, Ref. RB (j)	5.00%	08/01/2046	1,500	1,664,310
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB (j)	5.00%	07/01/2049	1,900	2,160,053
California (State of) School Finance Authority (Green Dot Public Schools); Series 2018 A, RB (j)	5.00%	08/01/2048	1,750	2,041,252
California (State of) School Finance Authority (KIPP LA);
Series 2014 A, RB	5.00%	07/01/2034	600	669,252
Series 2014 A, RB	5.13%	07/01/2044	750	827,925
Series 2015 A, RB (j)	5.00%	07/01/2045	1,150	1,285,137
California (State of) School Finance Authority (Kipp Socal Public Schools); Series 2019 A, RB (j)	5.00%	07/01/2039	750	907,523
California (State of) School Finance Authority (New Designs Charter School);
Series 2012 A, RB	5.25%	06/01/2032	3,080	3,279,738
Series 2012, RB	5.50%	06/01/2042	450	477,734
California (State of) Statewide Communities Development Authority; Series 2011, RB	6.75%	07/01/2031	1,425	1,508,519
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	1,730	2,046,867
Series 2015, Ref. RB	5.00%	03/01/2045	5,585	6,468,324
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012 A, RB	6.37%	07/01/2047	2,060	2,190,027
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB	6.37%	11/01/2043	4,035	4,638,394
Series 2017 A, Ref. RB (j)	5.00%	11/01/2041	1,000	1,152,820
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/2030	4,325	4,479,575
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,500	1,628,220
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	4,580	5,339,914
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS -AGM)(d)	5.25%	10/01/2043	1,500	1,691,370
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,454,500
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/2042	5,000	5,432,000
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB (j)	5.00%	06/01/2046	$ 2,000	$ 2,221,980
Series 2019, RB (j)	5.00%	06/01/2039	375	437,576
Series 2019, RB (j)	5.00%	06/01/2051	1,145	1,317,666
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	3,500	3,892,840
California (State of) Statewide Communities Development Authority (Methodist Hospital of Sothern California); Series 2018; RB	5.00%	01/01/2048	1,005	1,172,433
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB (j)	5.25%	07/01/2039	910	1,064,454
Series 2019, RB (j)	5.25%	07/01/2049	2,500	2,881,950
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB (f)	5.00%	12/01/2041	10,090	10,759,169
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments); Series 2017, RB	5.00%	05/15/2050	3,500	4,064,515
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2006 A, RB (e)	0.00%	06/01/2046	17,000	3,307,010
California Infrastructure & Economic Development Bank; Series 2003 A, RB (b)(c)	5.00%	01/01/2028	1,500	1,935,135
California Infrastructure & Economic Development Bank (Independent System Operator Corp.); Series 2013, Ref. RB	5.00%	02/01/2039	3,000	3,297,060
California Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	3,098,150
California State University;
Series 2012 A, RB (f)	5.00%	11/01/2037	2,010	2,220,407
Series 2015 A, Ref. RB	5.00%	11/01/2043	3,000	3,518,640
Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	3,665	4,084,423
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS -NATL)(d)(e)	0.00%	08/01/2029	625	508,563
Compton (City of), CA; Series 2009, RB	6.00%	08/01/2039	1,750	1,754,918
Compton Unified School District; Series 2019 B, GO Bonds (INS -BAM)(d)	4.00%	06/01/2049	2,705	2,989,999
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. RB	5.00%	09/01/2027	1,000	1,135,620
Series 2013, Ref. RB	5.00%	09/01/2029	1,720	1,948,536
Series 2013, Ref. RB	5.00%	09/01/2032	1,000	1,128,960
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	1,800	1,803,186
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds (e)	0.00%	08/01/2039	4,420	2,509,101
Series 2009, GO Bonds (e)	0.00%	08/01/2048	2,860	1,157,785
East Bay Municipal Utility District; Series 2010 A, Ref. RB (f)	5.00%	06/01/2036	2,745	2,801,218
Eden (Township of), CA Healthcare District;
Series 2010, Ref. COP (b)(c)	6.00%	06/01/2020	1,500	1,536,900
Series 2010, Ref. COP (b)(c)	6.12%	06/01/2020	500	512,605
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds (e)	0.00%	08/01/2031	2,735	2,105,759
Series 2009 A, GO Bonds (e)	0.00%	08/01/2033	615	444,614
Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,310	3,666,719
Fontana (City of), CA Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. RB	5.00%	09/01/2034	1,000	1,121,140
Foothill-De Anza Community College District; Series 2011 C, GO Bonds (f)	5.00%	08/01/2040	13,500	14,419,620
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB (b)(e)	0.00%	01/01/2027	2,950	2,655,767
Series 2015, Ref. RB (INS -AGM)(d)(e)	0.00%	01/15/2035	6,245	4,147,929
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	1,880	2,147,280
Series 2015, Ref. RB	5.00%	09/01/2045	2,095	2,361,274
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Garden Grove (City of), CA Agency for Community Development; Series 2008, RN	6.00%	10/01/2027	$ 1,125	$ 1,125,551
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds (b)(e)	0.00%	08/01/2029	85	71,693
Series 2009 A, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2029	665	546,830
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	3,000	3,366,570
Series 2015 A, Ref. RB	5.00%	06/01/2040	1,805	2,089,757
Series 2015 A, Ref. RB	5.00%	06/01/2045	2,200	2,532,728
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	1,500	1,785,330
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	7,370	7,583,066
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	10,920	11,235,697
Grossmont Union High School District (Election of 2004); Series 2006, GO Bonds (INS -NATL)(d)(e)	0.00%	08/01/2024	3,000	2,790,120
Inland Empire Tobacco Securitization Authority;
Series 2007 C-1, RB (e)	0.00%	06/01/2036	15,000	5,119,350
Series 2007 C-2, RB (e)	0.00%	06/01/2047	35,000	5,641,300
Irvine (City of), CA (Reassessment District No. 12-1);
Series 2012, RB	5.00%	09/02/2024	1,145	1,263,393
Series 2012, RB	5.00%	09/02/2025	500	550,770
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2012, RB	5.00%	09/02/2025	355	403,312
Series 2012, RB	5.00%	09/02/2026	400	453,476
Series 2012, RB	5.00%	09/02/2027	325	367,110
Series 2012, RB	5.00%	09/02/2028	350	393,617
Series 2012, RB	5.00%	09/02/2029	705	791,511
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	1,055	1,168,244
Series 2014, RB	5.00%	09/01/2049	1,055	1,164,171
Irvine Ranch Water District; Series 2016, RB (f)	5.25%	02/01/2046	8,175	9,871,149
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS -BAM)(d)	5.00%	09/01/2038	1,500	1,714,800
Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	582,900
Series 2018 A, Ref. RB	5.00%	09/01/2049	1,575	1,833,316
La Quinta (City of), CA Successor Agency to the Redevelopment Agency (Areas No. 1 and 2);
Series 2013 A, Ref. RB	5.00%	09/01/2027	1,000	1,138,770
Series 2013 A, Ref. RB	5.00%	09/01/2028	4,000	4,544,040
Long Beach (City of), CA;
Series 2010 A, RB	5.00%	06/01/2040	1,590	1,618,827
Series 2015, RB	5.00%	05/15/2026	1,000	1,144,170
Series 2015, RB	5.00%	05/15/2045	4,185	4,728,004
Long Beach (City of), CA (Long Beach Towne Center); Series 2008, RB	5.75%	10/01/2025	2,000	2,025,540
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	1,480	2,088,591
Long Beach Unified School District; Series 2012, Ref. GO Bonds (f)	5.00%	08/01/2031	11,625	12,788,663
Los Alamitos Unified School District; Series 2013, GO Bonds (g)	6.01%	08/01/2040	3,340	3,279,312
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1);
Series 2014, Ref. RB	5.00%	09/01/2029	1,000	1,156,150
Series 2014, Ref. RB	5.00%	09/01/2030	1,000	1,152,620
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2010 A, RB (f)	5.00%	05/15/2035	6,000	6,105,000
Series 2010 D, RB (f)	5.25%	05/15/2033	10,000	10,189,400
Series 2017 A, RB (k)	5.00%	05/15/2037	1,500	1,793,025
Series 2017 A, RB (k)	5.00%	05/15/2042	1,000	1,182,540
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Water & Power;
Series 2002 A, Ref. VRD RB (h)	0.51%	07/01/2035	$ 7,750	$ 7,750,000
Series 2011 A, RB (b)(c)	5.00%	07/01/2021	130	138,310
Series 2011 A, RB (f)	5.00%	07/01/2022	9,200	9,785,856
Series 2011 A, RB	5.25%	07/01/2039	2,000	2,087,320
Series 2012 A, RB (f)	5.00%	07/01/2043	5,250	5,753,895
Series 2012-XM0482, RB (f)	5.00%	06/01/2032	10,000	10,934,800
Series 2013 B, RB	5.00%	07/01/2027	3,000	3,419,220
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS -AMBAC)(d)(e)	0.00%	08/01/2026	1,200	1,036,980
Marin (County of), CA Water District Financing Authority;
Series 2012 A, RB	5.00%	07/01/2044	4,000	4,360,440
Series 2017, RB (f)	5.00%	07/01/2047	6,035	7,246,707
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2034	850	587,979
Modesto (City of), CA (Community Center Refinancing); Series 1993 A, COP (INS -AMBAC)(d)	5.00%	11/01/2023	2,450	2,563,631
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2031	2,000	1,534,540
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS -AMBAC)(d)(e)	0.00%	08/01/2029	1,250	1,025,913
M-S-R Energy Authority; Series 2009 B, RB	6.12%	11/01/2029	995	1,265,829
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (g)	6.25%	08/01/2043	4,000	3,981,800
Murrieta (City of), CA Public Financing Authority;
Series 2012, Ref. RB	5.00%	09/01/2025	975	1,065,324
Series 2012, Ref. RB	5.00%	09/01/2026	1,000	1,091,200
Murrieta Valley Unified School District Public Financing Authority (Election of 2006); Series 2008, GO Bonds (INS -AGM)(d)(e)	0.00%	09/01/2031	6,670	5,035,583
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB (b)(c)	7.00%	08/01/2021	750	824,453
North Orange County Community College District (Election of 2014); Series 2019 B, GO Bonds	4.00%	08/01/2044	2,500	2,855,050
Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/2032	1,700	1,859,970
Northern California Transmission Agency (California-Oregon Transmission); Series 2016, Ref. RB	5.00%	05/01/2039	1,500	1,785,120
Norwalk-La Mirada Unified School District; Series 2005 B, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2029	6,000	4,910,280
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds (e)	0.00%	08/01/2028	670	562,170
Oakland (Port of), CA; Series 2012 P, Ref. RB (k)	5.00%	05/01/2028	3,000	3,254,070
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2040	2,430	2,817,877
Orange (County of), CA Community Facilities District No. 2004-1 (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,074,650
Series 2014 A, Ref. RB	5.00%	08/15/2034	1,000	1,073,750
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	270	308,108
Series 2015 A, RB	5.25%	08/15/2045	3,555	4,059,063
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,435,750
Oroville (City of), CA (Oroville Hospital);
Series 2019, RB	5.25%	04/01/2039	1,175	1,408,766
Series 2019, RB	5.25%	04/01/2049	5,835	6,844,163
Palomar Community College District; Series 2010, GO Bonds (g)	6.37%	08/01/2045	6,670	6,717,690
Planada Elementary School District (Election of 2008); Series 2009 B, GO Bonds (INS -AGC)(d)(e)	0.00%	07/01/2049	8,440	3,131,915
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. RB	5.00%	09/01/2032	1,425	1,530,650
Series 2012, Ref. RB	5.00%	09/01/2037	1,495	1,598,006
Regents of the University of California;
Series 2013 AI, RB (f)	5.00%	05/15/2038	6,000	6,712,320
Series 2016 L, Ref. RB (f)	5.00%	05/15/2041	6,580	7,699,916
Series 2018 O, Ref. RB	5.00%	05/15/2048	10,000	12,176,700
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2040	$ 2,760	$ 3,122,250
Series 2015, RB	5.00%	09/01/2044	1,500	1,691,745
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor); Series 2017 A, Ref. RB (INS -BAM)(d)	5.00%	10/01/2035	1,370	1,655,124
Riverside (County of), CA Transportation Commission; Series 2010 A, RB (b)(c)	5.00%	06/01/2020	2,000	2,040,460
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,660	1,885,926
Roseville Joint Union High School District; Series 1995 B, GO Bonds (INS -NATL)(d)(e)	0.00%	06/01/2020	320	318,176
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	3,000	3,591,660
Sacramento (City of), CA Municipal Utility District; Series 2011 X, Ref. RB (b)(c)	5.00%	08/15/2021	730	779,604
Sacramento (County of), CA;
Series 2010, RB	5.00%	07/01/2040	5,000	5,104,900
Series 2018 C, Ref. RB (k)	5.00%	07/01/2039	3,315	3,997,194
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2011 A, Ref. RB	5.00%	12/01/2026	1,500	1,619,175
Sacramento Municipal Utility District; Series 2011 X, Ref. RB	5.00%	08/15/2027	2,120	2,262,337
San Diego (City of), CA Public Facilities Financing Authority; Subseries 2012 A, Ref. RB	5.00%	08/01/2032	5,000	5,493,550
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement); Series 2012 A, RB	5.00%	04/15/2037	3,000	3,261,210
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	2,175	2,184,244
San Diego (City of), CA Regional Building Authority (County Operations Center); Series 2016 A, Ref. RB	5.00%	10/15/2035	1,500	1,791,555
San Diego (County of), CA Regional Airport Authority;
Series 2010 A, RB (b)	5.00%	07/01/2034	4,880	4,995,314
Series 2010 A, RB (b)	5.00%	07/01/2040	2,500	2,559,075
Series 2019 A, Ref. RB	5.00%	07/01/2049	2,740	3,378,338
San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB (f)	5.00%	04/01/2048	7,020	7,952,607
San Francisco (City & County of), CA Airport Commission;
Series 2010 F, RB (b)(c)	5.00%	05/01/2020	10	10,166
Series 2010 F, RB	5.00%	05/01/2040	3,990	4,051,765
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB (k)	5.00%	05/01/2023	3,000	3,165,390
Series 2011 F, Ref. RB (k)	5.00%	05/01/2025	5,000	5,274,200
Series 2011 G, Ref. RB (b)(c)	5.25%	05/03/2021	2,170	2,300,655
Series 2011 G, Ref. RB	5.25%	05/01/2028	830	879,012
Series 2018 D, RB (f)(k)	5.25%	05/01/2048	10,500	12,725,475
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB (f)	5.00%	11/01/2036	6,300	6,769,917
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay North Redevelopment);
Series 2011 C, RB (b)(c)	6.50%	02/01/2021	400	425,664
Series 2011 C, RB (b)(c)	6.75%	02/01/2021	500	533,520
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, RB	5.00%	08/01/2026	220	257,215
Series 2014 A, RB	5.00%	08/01/2028	370	430,144
Series 2014 A, RB	5.00%	08/01/2029	450	522,504
Series 2014 A, RB	5.00%	08/01/2032	785	907,232
Series 2014 A, RB	5.00%	08/01/2033	375	432,791
Series 2014 A, RB	5.00%	08/01/2043	1,000	1,130,090
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvement); Series 2013 A, Ref. RB	5.00%	08/01/2033	1,635	1,760,617
San Francisco (City of), CA Bay Area Rapid Transit District;
Series 2010, Ref. RB (b)(c)	5.00%	07/01/2020	1,000	1,023,630
Series 2012 A, RB (b)(c)	5.00%	07/01/2022	6,565	7,245,725
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2004); Series 2013 C, GO Bonds (f)	5.00%	08/01/2037	$ 5,000	$ 5,730,750
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2016 Green Bond); Series 2017 A-1, GO Bonds (f)	5.00%	08/01/2047	6,575	7,996,384
San Francisco (City of), CA Utilities Commission; Series 2012, RB	5.00%	11/01/2036	5,000	5,440,850
San Joaquin Hills Transportation Corridor Agency; Series 2014 A, Ref. RB	5.00%	01/15/2044	3,275	3,709,822
San Jose (City of), CA Financing Authority (Civic Center); Series 2013 A, Ref. RB	5.00%	06/01/2039	5,000	5,620,850
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS -AGM)(d)(e)	0.00%	09/01/2032	1,000	750,050
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS -AGM)(d)	5.00%	08/01/2030	2,500	2,648,275
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	5.00%	08/01/2049	3,330	4,168,794
Sanger Unified School District; Series 1999, Ref. GO Bonds (INS -NATL)(d)	5.60%	08/01/2023	620	648,129
Santa Ana Unified School District (Financing Project); Series 1999, COP (INS -AGM)(d)(e)	0.00%	04/01/2036	1,000	608,410
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	1,915	2,117,090
Series 2013, RB	5.63%	09/01/2043	2,880	3,185,280
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (e)	0.00%	06/01/2036	7,000	2,803,780
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2028	1,520	1,278,654
Series 2007 C, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2029	5,000	4,076,300
Series 2007 C, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2030	1,210	956,578
South Orange (County of), CA Public Financing Authority (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2028	750	812,513
Series 2014 A, Ref. RB	5.00%	08/15/2029	900	972,630
Series 2014 A, Ref. RB	5.00%	08/15/2030	1,000	1,078,550
Series 2014 A, Ref. RB	5.00%	08/15/2032	1,680	1,806,370
Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,074,300
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB (f)	5.25%	07/01/2031	2,850	3,034,709
Series 2011-1, RB (f)	5.25%	07/01/2029	2,850	3,038,442
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	2,500	2,957,450
Tejon Ranch Public Facilities Financing Authority Community Facilities District No. 2008-1 (Tejon Industrial Complex Public Improments -East); Series 2012 B, RB	5.25%	09/01/2042	1,500	1,623,885
Tustin (City of), CA Public Financing Authority; Series 2011 A, RB (b)(c)	5.00%	04/01/2021	3,500	3,690,855
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB (INS -BAM)(d)	5.00%	09/01/2038	7,000	8,096,480
University of California; Series 2013 AL-2, Ref. VRD RB (h)	0.48%	05/15/2048	2,100	2,100,000
Vernon (City of), CA; Series 2009 A, RB	5.13%	08/01/2021	730	740,957
West Contra Costa Unified School District; Series 2005, GO Bonds (INS -NATL)(d)(e)	0.00%	08/01/2025	5,000	4,551,850
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds (e)	0.00%	08/01/2032	9,370	7,000,421
Woodland (City of), CA Community Facilities District 1; Series 2019, RB	5.00%	09/01/2048	1,750	2,007,775
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2022	2,655	2,563,774
				950,205,967
Guam–4.70%
Guam (Territory of); Series 2011 A, RB	5.25%	01/01/2036		3,000	3,155,280
Guam (Territory of) (Section 30);
Series 2009 A, RB (b)(c)	5.38%	12/01/2019		3,150	3,150,000
Series 2009 A, RB (b)(c)	5.63%	12/01/2019		595	595,000
Series 2016 A, Ref. RB	5.00%	12/01/2031		4,000	4,591,880
Guam (Territory of) International Airport Authority; Series 2013 C, RB (k)	6.37%	10/01/2043		3,000	3,461,760
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–(continued)
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS -AGM)(d)	5.00%	10/01/2026	$ 2,500	$ 2,742,375
Series 2012 A, Ref. RB (INS -AGM)(d)	5.00%	10/01/2027	1,500	1,643,460
Series 2012 A, Ref. RB (INS -AGM)(d)	5.00%	10/01/2030	4,000	4,365,320
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2035	1,800	1,989,972
Port Authority of Guam; Series 2018 A, RB	5.00%	07/01/2048	3,675	4,324,740
				30,019,787
Virgin Islands–1.24%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044		1,720	1,642,600
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (j)	5.00%	09/01/2030		2,000	2,218,160
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029		2,280	2,285,791
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025		1,665	1,668,130
Series 2010 A, RB	5.00%	10/01/2029		85	85,373
					7,900,054
Puerto Rico–0.80%
Children’s Trust Fund; Series 2002, RB	5.50%	05/15/2039		1,860	1,892,922
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS -NATL)(d)	5.25%	07/01/2030		1,150	1,238,826
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (e)	0.00%	07/01/2029		1,280	948,185
Series 2018 A-1, RB (e)	0.00%	07/01/2031		1,500	1,026,945
					5,106,878
TOTAL INVESTMENTS IN SECURITIES(l)–155.40% (Cost $912,422,825)					993,232,686
FLOATING RATE NOTE OBLIGATIONS–(23.14)%
Notes with interest and fee rates ranging from 1.58% to 1.87% at 11/30/2019 and contractual maturities of collateral ranging from 07/01/2022 to 04/01/2056(m)					(147,875,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(32.59)%					(208,283,107)
OTHER ASSETS LESS LIABILITIES–0.33%					2,084,789
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$639,159,368
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $44,573,738, which represented 6.97% of the Trust’s Net Assets.
(k)	Security subject to the alternative minimum tax.
(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2019. At November 30, 2019, the Trust’s investments with a value of $229,565,515 are held by TOB Trusts and serve as collateral for the $147,875,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2019, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco California Value Municipal Income Trust